UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment           [     ]; Amendment Number:
This Amendment (Check only one.): [     ] is a restatement.

                               [     ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:	Capital Management Associates
Address:	140 Broadway
		44th Floor
		New York, NY  10005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Joseph A. Zock
Title:	President
Phone:	212-320-2000

Signature, Place, and Date of Signing:



Joseph A. Zock, New York, New York, November 12, 2004

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



FORM 13F SUMMARY PAGE





Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Mangers:

       No. 13F File Number	Name


Capital Management Associates FORM 13F 30-Sep-04
Value Shares/ Sh/PutInvstmOther Name of Issuer
Title of cCUSIP (x$1000Prn Amt PrnCalDscretManagersSole SharedNone ADVANCED MICRO DEVICES COM 007903107 3966 305100SH Sole 305100 AFFILIATED COMPUTER SVCS-A COM 008190100 6311 113373SH Sole 113373 APACHE CORP. COM 037411105 8612 171865SH Sole 171865
AQUA AMERICA INC COM 03836W103 5337 241400SH Sole 241400
ARROW ELECTRONICS INC. COM 042735100 6070 268800SH Sole 268800 ASHLAND INC. COM 044204105 4761 84900SH Sole 84900
AVERY DENNISON CORP COM COM 053611109 2414 36700SH Sole 36700
BEMIS COMPANY COM 081437105 6392 240500SH Sole 240500
BRINKER INTERNATIONAL INC COM 109641100 5317 170675SH Sole 170675
CNF INC COM 12612w104 7468 182200SH Sole 182200
COMERICA INC COM 200340107 7730 130250SH Sole 130250
COMMERCE BANCORP INC/NJ COM 200519106 5448 98700SH Sole 98700
COMPASS BANCSHARES INC COM 20449h109 7167 163550SH Sole 163550 CONSTELLATION BRANDS INC-A COM 21036p108 7030 184700SH Sole 184700 COOPER CAMERON CORP COM 216640102 5319 97000SH Sole 97000
DEAN FOODS CO NEW COM COM 242370104 4693 156314SH Sole 156314
DEERE & CO COM 244199105 5350 82880SH Sole 82880
DEL MONTE FOODS CO. COM 24522p103 7969 759700SH Sole 759700
DENTSPLY INTERNATIONAL INC COM 249030107 7381 142100SH Sole 142100 ENSCO INTERNATIONAL INC COM 26874Q100 7308 223700SH Sole 223700 FLOWERS FOODS INC. COM 343498101 41415 1602140SH Sole 1602140
IDACORP INC. COM 451107106 5613 193138SH Sole 193138
IVAX CORP COM 465823102 7076 369500SH Sole 369500
JC PENNY INC. COM 708160106 6626 187800SH Sole 187800
KERR MCGEE CORP COM 492386107 6801 118800SH Sole 118800
L-3 COMMUNICATIONS HLDGS INC. COM 502424104 7598 113400SH Sole 113400 LINCOLN NATIONAL CORP COM 534187109 6394 136050SH Sole 136050 MEDIMMUNE INC. COM 584699102 6513 274827SH Sole 274827
PARKER HANNIFIN CORP COM 701094104 6422 109100SH Sole 109100
PENTAIR INC COM 709631105 8302 237800SH Sole 237800
PIONEER NATURAL RESOURCES CO. COM 723787107 6003 174100SH Sole 174100 QUEST DIAGNOSTICS INC COM 74834L100 4583 51950SH Sole 51950
SCANA CORP COM 80589m102 6833 183000SH Sole 183000
SOUTHWEST AIRLINES COM 844741108 4408 323635SH Sole 323635
STERIS CORP COM 859152100 5364 244500SH Sole 244500
WEYERHAEUSER CO. COM 962166104 6384 96030SH Sole 96030
WILLIS GROUP HOLDINGS LTD COM G96655108 6246 167000SH Sole 167000